Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Schedule of additional paid-in capital from common stock based on relative fair value
Series A
Annual dividend yield	-
Expected life (years)	5.5
Risk-free interest rate	2.72%
Expected volatility	110.31%

Schedule status of warrants outstanding and exercisable

	Warrants	Weighted Average Exercise Price

Warrants outstanding, as of June 30, 2020	400,000	$8.75
Issued	720,000	1.83
Exercised	-	-
Expired	-	-

Warrants outstanding, as of September 30, 2020	1,120,000	$4.30

Warrants exercisable, as of September 30, 2020	1,120,000	$4.30

	Warrants	Weighted Average Exercise Price

Warrants outstanding, as of June 30, 2019	400,000	$8.75
Issued	-	-
Exercised	-	-
Expired	-	-

Warrants outstanding, as of June 30, 2020	400,000	$8.75

Warrants exercisable, as of June 30, 2020	400,000	$8.75

Schedule of warrant outstanding

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
2018 Series A, 400,000	400,000	$8.75	2.95 years
2020 warrants, 720,000	720,000	$1.83	5.46 years

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
2018 Series A, 400,000	400,000	$8.75	3.21 years

Schedule of options

	Options	Weighted Average Exercise Price

Options outstanding, as of June 30, 2019	17,000	$6.05
Granted	-	-
Exercised	-	-
Cancelled, forfeited or expired	-	-

Options outstanding, as of June 30, 2020	17,000	$6.05

Options exercisable, as of June 30, 2020	17,000	$6.05

	Options	Weighted Average Exercise Price

Options outstanding, as of June 30, 2019	17,000	$6.05
Granted	-	-
Exercised	-	-
Cancelled, forfeited or expired	-	-

Options outstanding, as of June 30, 2020	17,000	$6.05

Options exercisable, as of June 30, 2020	17,000	$6.05

Schedule of options outstanding and exercisable

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$10.05	2,000	2.33 years	$10.05	2,000	2.33 years
$5.50	15,000	0.82 years	$5.50	15,000	0.82 years
	17,000			17,000

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$10.05	2,000	2.59 years	$10.05	2,000	2.59 years
$5.50	15,000	1.07 years	$5.50	15,000	1.07 years
	17,000			17,000